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Class 4 Shares Prospectus | Portfolio Series - American Funds Growth and Income Portfolio
American Funds Growth and Income Portfolio
Investment objective
The fund’s investment objective is to provide long-term growth of capital while providing current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 4 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 4 Shares Prospectus Portfolio Series - American Funds Growth and Income Portfolio Class 4
Management fees	none
Distribution (12b-1) fees	0.25%
Other expenses	0.26%
Acquired (underlying) fund fees and expenses	0.31%	[1]
Total annual fund operating expenses	0.82%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class 4 Shares Prospectus | Portfolio Series - American Funds Growth and Income Portfolio | Class 4 | USD ($)	84	262	455	1,014

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds Insurance Series (AFIS) funds in different combinations and weightings. The underlying AFIS funds will primarily consist of equity funds in the growth, growth-and-income and equity-income categories. However, the fund may also invest in fixed income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to investments outside the United States, including in emerging markets. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Debt securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks
Investment results

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The American Funds Growth and Income Portfolio Custom Index is a composite of the cumulative total returns for the following indexes with their respective weightings: 40% S&P 500 Index / 20% MSCI All Country World Index ex U.S. / 40% Bloomberg U.S. Aggregate Index . The Lipper Mixed-Asset Target Allocation Moderate Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 13.70% (quarter ended June 30, 2020) Lowest -12.20% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - Class 4 Shares Prospectus - Portfolio Series - American Funds Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 4	15.86%	8.53%	6.43%	May 01, 2015
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	11.94%
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.30%
MSCI ACWI ex U.S. Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	15.62%	7.08%	3.93%
American Funds Growth and Income Portfolio Custom Index (reflects no deduction for sales charges, commissions, account fees, expenses or U.S. federal income taxes)	15.64%	8.31%	6.28%
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	13.34%	7.86%	5.65%